Warrants (Tables)	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Stock Warrants
	Number of Warrants	Weighted Average Exercise Price
Stock Warrants
Balance at December 31, 2011	20,879,412	$.89
Granted	598,000	0.44
Exercised	—	—
Expired	(3,706)	250.00
Balance at June 30, 2012	21,473,705	$.88
Warrants Exercisable at June 30 , 2012	21,473,705	.88